Rule 497(e)
File Nos. 333-70963 and 811-09201

Key Business VUL – Prospectus

A Flexible Premium Variable Universal Life Insurance Policy
Offered by Great-West Life & Annuity Insurance Company
In connection with its COLI VUL-2 Series Account

SUPPLEMENT Dated January 7, 2009

To the Prospectus dated January 1, 2009

Effective immediately, the following six funds are available to Owners of the above-referenced policy for investment:

•	Fidelity VIP Freedom 2005 Portfolio (Service Class 2 Shares)

•	Fidelity VIP Freedom 2010 Portfolio (Service Class 2 Shares)

•	Fidelity VIP Freedom 2015 Portfolio (Service Class 2 Shares)

•	Fidelity VIP Freedom 2020 Portfolio (Service Class 2 Shares)

•	Fidelity VIP Freedom 2025 Portfolio (Service Class 2 Shares)

•	Fidelity VIP Freedom 2030 Portfolio (Service Class 2 Shares)

As a result, effective immediately, the following investment objectives are added on page 19 to the Investments Options and Funds section of the Prospectus dated January 1, 2009:

Fidelity VIP Freedom 2005 Portfolio (Service Class 2 Shares): The portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The portfolio invests in a combination of underlying Fidelity® Variable Insurance Products equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expected to retire around the year 2005.

Fidelity VIP Freedom 2010 Portfolio (Service Class 2 Shares): The portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The portfolio invests in a combination of underlying Fidelity® Variable Insurance Products equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expected to retire around the year 2010.

Fidelity VIP Freedom 2015 Portfolio (Service Class 2 Shares): The portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The portfolio invests in a combination of underlying Fidelity® Variable Insurance Products equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expected to retire around the year 2015.

Fidelity VIP Freedom 2020 Portfolio (Service Class 2 Shares): The portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The portfolio invests in a combination of underlying Fidelity® Variable Insurance Products equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expected to retire around the year 2020.

Fidelity VIP Freedom 2025 Portfolio (Service Class 2 Shares): The portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The portfolio invests in a combination of underlying Fidelity® Variable Insurance Products equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expected to retire around the year 2025.

Fidelity VIP Freedom 2030 Portfolio (Service Class 2 Shares): The portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The portfolio invests in a combination of underlying Fidelity® Variable Insurance Products equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expected to retire around the year 2030.

This Supplement must be accompanied by or read in conjunction with the current Prospectus, dated January 1, 2009. Please keep this supplement for future reference.